Transactions with related parties - Income Statements (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Direct Operating Costs	$ (266,225)	$ (253,843)	$ (286,534)
General and Administrative Expense	(70,778)	(54,413)	(56,826)
Income (Loss) from Equity Method Investments	(4)	60	109
Interchart [Member]
Related Party Transaction [Line Items]
Direct Operating Costs	(4,140)	(4,140)	(4,140)
Income (Loss) from Equity Method Investments	(19)	31	59
Management and Directors fees [Member]
Related Party Transaction [Line Items]
Consultancy fees	(789)	(569)	(543)
Directors compensation	(172)	(201)	(185)
Combine Marine Ltd. and Alma Properties [Member]
Related Party Transaction [Line Items]
Operating Lease, Expense	(38)	(38)	(37)
Oceanbulk Maritime and its affiliates [Member]
Related Party Transaction [Line Items]
General and Administrative Expense	(130)	(176)	(179)
Augustea Technoservices Ltd. and affiliates [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0	0	(1,250)
Iblea Ship Management Limited and its affiliates [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(2,575)	(2,728)	(3,264)
Starocean [Member]
Related Party Transaction [Line Items]
Income (Loss) from Equity Method Investments	$ 15	$ 29	$ 50